Financial risk management - Sensitivity Analysis to Reasonable Possible Change in Interest Rates (Details) - Interest rate risk - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CHF Positions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in interest rates	0.50%	0.50%	0.50%
Decrease in interest rates	(0.50%)	(0.50%)	(0.50%)
Effect on result before tax if interest rates increase	SFr 348	SFr 508	SFr 674
Effect on result before tax if interest rates decrease	SFr (348)	SFr (508)	SFr (674)
USD Positions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in interest rates	0.50%	0.50%	0.50%
Decrease in interest rates	(0.50%)	(0.50%)	(0.50%)
Effect on result before tax if interest rates increase	SFr 115	SFr 224	SFr 235
Effect on result before tax if interest rates decrease	SFr (115)	SFr (224)	SFr (235)